FINANCIAL INSTRUMENTS - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT
Balance as of beginning	$ 2,790	$ 5,619
Business combination	979
New leases		287
Lease termination	(30)	(109)
Modification	32	674
Warrants issuance		10,925
Changes in fair value	1,069	(11,158)
Cash flows	(629)	(3,264)
Revaluation recognized in OCI	(15)
Fair value of shares issued		(171)
Currency revaluations	(79)	(13)
Balance as of ending	4,117	2,790
Warrants liability
FAIR VALUE MEASUREMENT
Balance as of beginning	1,485
Warrants issuance		10,925
Changes in fair value	965	(9,440)
Balance as of ending	2,450	1,485
Lease liabilities
FAIR VALUE MEASUREMENT
Balance as of beginning	1,299	1,008
Business combination	350
New leases		287
Lease termination	(30)	(109)
Modification	32	674
Cash flows	(629)	(549)
Revaluation recognized in OCI	(15)
Currency revaluations	(53)	(12)
Balance as of ending	954	1,299
Contingent consideration
FAIR VALUE MEASUREMENT
Balance as of beginning	6	2,106
Changes in fair value	(6)	(1,718)
Cash flows		(211)
Fair value of shares issued		(171)
Balance as of ending		6
Payable for acquisition of subsidiary
FAIR VALUE MEASUREMENT
Business combination	629
Changes in fair value	110
Currency revaluations	(26)
Balance as of ending	$ 713
Short-term bank loan and credit
FAIR VALUE MEASUREMENT
Balance as of beginning		2,505
Cash flows		(2,504)
Currency revaluations		$ (1)